Accounts receivable and amounts due from related parties	12 Months Ended
Dec. 31, 2017
Accounts receivable and amounts due from related parties
Accounts receivable and amounts due from related parties

4. Accounts receivable and amounts due from related parties

Accounts receivable are RMB52,111,944 and RMB53,512,590 at December 31, 2016 and 2017, respectively.

Amounts due from related parties are RMB133,560,483 and RMB268,760,059 at December 31, 2016 and 2017, respectively. Composition of amounts due from related parties is disclosed in Note 18.

Group establishes an allowance policy for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

The allowance for accounts receivable, amounts due from related parties and other receivables was as following:

	Year Ended December 31
	2015 RMB	2016 RMB	2017 RMB
Balance as of January 1	—	—	—
Provisions for doubtful accounts	—	—	3,997,417
Write offs	—	—	—
Balance as of December 31	—	—	3,997,417